Amounts payable and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of amounts payable and other liabilities

As at December 31,	2025	2024
Stock-based compensation (Note 19)	$15,723	$4,923
Accrued liabilities[1]	13,760	14,792
Amounts payable[2]	5,082	2,846
Accrued interest[3]	508	529
Total amounts payable and other liabilities	$35,073	$23,090
1.	Accrued liabilities include accruals for the annual short-term incentive plan and services performed as well as an accrual for the ASPP (2025 and 2024: $8.0 million).
2.	Amounts payable include a balance of $1.5 million to settle a review of past transactions with Evolution Mining Limited (“Evolution”), operator of the Northparkes mine which was paid January 2026. A further amount of $8.8 million was paid during the year-ended December 31, 2025, and has been included in “other expenses” in the consolidated statements of comprehensive income for the year ended December 31, 2025 (2024: $nil).
3.	Accrued interest represents interest and standby charges accrued on the Company’s credit facility (the “Credit Facility”).